Segments - Revenues from contracts with customers and other revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 45,088	$ 62,657	$ 77,246
Over/Under lift			137
Taxes paid in kind	93	344	865
Physically settled commodity derivatives	209	(1,086)	488
Gain (loss) on commodity derivatives	108	732	(216)
Other revenues	256	265	36
Total other revenues	665	254	1,309
Revenues	45,753	62,911	78,555
Crude oil [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	24,509	33,505	40,948
Natural gas [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	7,213	11,281	14,070
Natural gas [Member] | European [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	5,839	9,366	11,675
Natural gas [Member] | North America [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	1,010	1,359	1,581
Natural gas [Member] | Other incl LNG [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	363	556	814
Refined products [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	6,534	10,652	13,124
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	5,069	5,807	7,167
Trasnsportation [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	1,083	967	1,033
Other sales [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 681	$ 445	$ 903